Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (805)	$ (5,328)	$ (45,650)	$ (46,322)
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss on disposal of plants			24,019	0
Depreciation and amortization	7	7,090	25,337	28,300
Stock-based compensation expense	0	259	1,593	1,490
Changes in operating assets and liabilities:
Accounts receivable	1	(6,290)	1,481	4,335
Inventories	0	1,403	1,764	12,745
Prepaid expenses	41	(72)	474	1,266
Accounts payable	(306)	2,151	(8,468)	2,276
Other current liabilities	(4,160)	1,617	10,800	508
Other assets and liabilities	2,465	(11)	1,870	(3,145)
Net cash provided by operating activities	(2,757)	819	13,220	1,453
Cash flows from investing activities
Purchases of property, plant and equipment	0	(499)	(2,412)	(843)
Proceeds from disposition of plants			1,742	0
Payment on disposition of plants			(8,842)	0
Net cash used in investing activities	0	(499)	(9,512)	(843)
Cash flows from financing activities
Repayment of debt			0	(6,300)
Repayment of notes payable and capital leases	0	(28)	(159)	(126)
Net cash used in financing activities	0	(28)	(159)	(6,426)
Net increase (decrease) in cash and cash equivalents	(2,757)	292	3,549	(5,816)
Cash and cash equivalents, beginning of period	12,872	9,323	9,323	15,139
Cash and cash equivalents, end of period	10,115	9,615	12,872	9,323
Cash paid for income taxes			7	6
Cash paid for interest	0	104	384	4,283
Non-cash investing and financing activities:
Additions to property, plant and equipment unpaid during period			$ 0	$ 4